Exhibit 99.06 Schedule 7

Date Completed	OBF Loan #	Seller Loan #	Address	Bal Orig	Purchase Price	Appraisal Value	Was the subject condition rated appropriately?	Were the selected comparables within the subject property range?	Were any of the selected comparables aged sales?	Is the value within market value range?	Was any external obsolescence observed?	Was any deferred maintenance observed and not notated in the appraisal?	Was the subject property sold within the last 12 months?	Was there comps that may have been more representative to the subject property that were not selected?	Risk of Overvaluation	Review Value	% of OA	Notes
xxxxx	4000132715		xxxxx		xxxxx	xxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxx	0.00%	Unable to locate on xxxx and only one photo with no sales history in xxxx. Able to locate subject and comparables via additional online resources and found no issues with the selected comparables nor additional sales that would support an alternate value. Unable to produce a PDF via xxxx. Reviewer places full reliance on the xx and agrees with the comparable selection.
xxxxx	4000133570		xxxxx		xxxxx	xxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxx	0.00%	Extremely limited data available using xxxxx and online resources. Unable to find all of the comps used from the appraisal in xxxxx, however was able to confirm them in xxxxx. No additional information available to disagree with the xxxxx value of xxxxx.
xxxxx	4000135400		xxxxx		Refinance	xxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxx	0.00%	The appraisal purpose is for refinance and no prior sales or listing history for the subject was found since xxxxx. The comps utilized in the appraisal were reflective of the market and subject property and the reviewer was unable to locate any comparables that would conflict with the value of xxxxx.
xxxxx	4000125333		xxxxx		xxxxx	xxxxx	Yes	No	Yes	No	No	No	No	Yes	Yes	xxxxx	-8.73%	The appraisal is encrypted and is unable to be scanned through Restb.ai. A manual review was performed to confirm images and condition. The reviewer was able to locate more similar sized and recent sales from the immediate area that support a lower value than the xxxxx. The appraiser selected comparables that were proximate to the subject, but very dated compared to more recent and similar sales located by the review. It is also noted that the GLA for a couple of the comps used by the xxxxx have significantly larger square footage in xxxxx compared to what the appraiser listed for their size. Appraisal comps 3 and 4 are reported to be 1,000 to 2,000 square feet larger than what is reported in the appraisal and they transacted in xxxxx of xxxxx, which is almost a full year prior to the effective date. Reviewer concludes a value of xxxxx with primary reliance on Comp1 in the xxxxx PDF.
xxxxx	4000135132		xxxxx		xxxxx	xxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxx	0.00%	The purpose of the xxxxx is purchase with a contract price of xxxxx. The xxxxx concluded xxxxx and selected the most appropriate comps available. There is no supplemental data to disagree or indicate that the property was overvalued by the xxxxx. Reviewer agrees and concludes at xxxxx.
xxxxx	4000135465		xxxxx		xxxxx	xxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxx	0.00%	The appraisal purpose is listed for purchase with a contract price of xxxxx. The appraisal bracketed the subject's condition with it's comparables and adjusted appropriately for differences. It is noted there is a mix of new builds and prexisting comps available in this market. The reviewer was able to locate an additional sale similar in year built and condition that also supports the bracketed value range of the appraisal. Reviewer agrees with xxxxx and contract price of xxxxx.
xxxxx	4000136761		xxxxx		xxxxx	xxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxx	0.00%	xxxxx purpose is reported for purchase with a contract price of xxxxx. The appraiser has selected appropriate comparables and applied minimal adjustments to support the conclusion of xxxxxm. Reviewer located additional comps in the immediate area to also support the alue of xxxxx with no overvaluation risk identified.
xxxxx	4000136839		xxxxx			xxxxx	Yes	Yes	No	Yes	No	No	Yes	No	No	xxxxx	0.00%	xxxxx purpose is reported for refinance and the subject did sell in xxxxx of xxxxx for xxxxx before being renovated. The subject is slightly larger in GLA than the majority of comps available in the immediate area, but is not considered to be overbuilt for the neighborhood. While the subject has been updated since it's sale in xxxxx, the level of updates are minimal compared to the competing sales in the market. The reviewer has reviewed both the xxxxx comps and supplemental data from Restb and agrees with the xxxxx at xxxxx based on GLA adjustments and the subject being classified in similar condition to recently rehabbed properties from the immediate area.
xxxxx	4000138402		xxxxx		xxxxx	xxxxx	No	Yes	No	Yes	No	No	No	No	No	xxxxx	0.00%	xxxxx purpose is reported for purchase with a contract price of xxxxx and an appraised value of xxxxx. The subject reportedly closed for xxxxx after the effective date of the appraisal, per Restb listing history. The appraisal classified the subject as C3 condition, however Restb classified it as xxxxx, which would lean more towards C4. This minimal difference does not appear to have any impact on the value conclusion. There are a significant number of sales in the competing area that are similar to the subject property and that support the xxxxx value of xxxxx. Reviewer has located supplemental sales and included them in the xxxxx report and agrees with the appraiser's value conclusion.